Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies

Note 16 – Commitments and Contingencies

Insurance

The Company’s insurance coverage is carried with third-party insurers and includes: (i) general liability insurance covering third-party exposures; (ii) statutory workers’ compensation insurance; (iv) excess liability insurance above the established primary limits for general liability and automobile liability insurance; (v) property insurance, which covers the replacement value of real and personal property and includes business interruption; and (vi) insurance covering our directors and officers for acts related to our business activities. All coverage is subject to certain limits and deductibles, the terms and conditions of which are common for companies with similar types of operations.

Legal Matters

The Company is not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.

Note 15 – Commitments and Contingencies

Insurance

The Company’s insurance coverage is carried with third-party insurers and includes: (i) general liability insurance covering third-party exposures; (ii) statutory workers’ compensation insurance; (iv) excess liability insurance above the established primary limits for general liability and automobile liability insurance; (v) property insurance, which covers the replacement value of real and personal property and includes business interruption; and (vi) insurance covering our directors and officers for acts related to our business activities. All coverage is subject to certain limits and deductibles, the terms and conditions of which are common for companies with similar types of operations.

Legal Matters

The Company is not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.

Wisconsin Fertility Institute [Member]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Insurance

The Companies’ insurance coverage is carried with third-party insurers and includes: (i) general liability insurance covering third-party exposures; (ii) statutory workers’ compensation insurance; (iv) excess liability insurance above the established primary limits for general liability and automobile liability insurance; (v) property insurance, which covers the replacement value of real and personal property and includes business interruption; and (vi) malpractice insurance covering our physicians for acts related to our business activities. All coverage is subject to certain limits and deductibles, the terms and conditions of which are common for companies with similar types of operations.

Legal Matters

The Companies are not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.

Note 5 – Commitments and Contingencies

Insurance

The Companies’ insurance coverage is carried with third-party insurers and includes: (i) general liability insurance covering third-party exposures; (ii) statutory workers’ compensation insurance; (iv) excess liability insurance above the established primary limits for general liability and automobile liability insurance; (v) property insurance, which covers the replacement value of real and personal property and includes business interruption; and (vi) malpractice insurance covering our physicians for acts related to our business activities. All coverage is subject to certain limits and deductibles, the terms and conditions of which are common for companies with similar types of operations.

Legal Matters

The Companies are not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.

Cytovia Therapeutics Inc [Member]
Commitments and Contingencies

  10. Commitment and Contingencies

The Company is not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.

  7. Commitment and Contingencies

The Company is not currently subject to any material legal proceedings; however, it could be subject to legal proceedings and claims from time to time in the ordinary course of its business, or legal proceedings it considered immaterial may in the future become material. Regardless of the outcome, litigation can, among other things, be time consuming and expensive to resolve, and can divert management resources.